2. Summary of Significant Accounting Policies (Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Advertising costs	$ 50	$ 4
Borrowings [Member]
Concentration risk	98.00%